Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated January 18, 2013 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2012

GMO Inflation Indexed Plus Bond Fund

The Board of Trustees of GMO Trust has approved the liquidation of GMO Inflation Indexed Plus Bond Fund (the “Fund”). It is expected that GMO Inflation Indexed Plus Bond Fund will be liquidated on or about January 30, 2013. You may redeem from the Fund at any time, but if you are still a shareholder of the Fund on the date that the Fund is liquidated, your investment in the Fund will be liquidated and the proceeds will be transmitted to you.

GMO Strategic Opportunities Allocation Fund

Effective December 31, 2012, the GMO Strategic Opportunities Allocation Fund (the “Fund”) charges a purchase premium of 0.07% of the amount invested and a redemption fee of 0.07% of the amount redeemed. The section captioned “Shareholder fees” on page 136 of the Prospectus is replaced with the following:

Shareholder fees

(fees paid directly from your investment)

Class III
Purchase premium (as a percentage of amount invested)	0.07%
Redemption fee (as a percentage of amount redeemed)	0.07%

In addition, the section captioned “Example” on page 136 is replaced with the following:

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$59	$188	$328	$737	$66	$196	$337	$748

*	After reimbursement

GMO U.S. Small/Mid Cap Fund

GMO U.S. Small/Mid Cap Fund pays an investment management fee to Grantham, Mayo, Van Otterloo & Co. LLC at the annual rate of 0.45% of the Fund’s average daily net assets. The sections captioned “Annual Fund operating expenses” and “Example” on page 13 of the Prospectus are replaced with the following:

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.45%[1]
Shareholder service fee	0.15%[1]
Other expenses	1.38%
Total annual operating expenses	1.98%
Expense reimbursement	(1.38%)[1]
Total annual operating expenses after expense reimbursement	0.60%

[1]

Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$551	$1,006	$2,269	$91	$518	$971	$2,228

*	After reimbursement

Asset Allocation Funds

All references to the “International Equity Funds” in the Asset Allocation Fund summaries in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Fund that may invest in the “International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, all of the Asset Allocation Funds (except for U.S. Equity Allocation Fund and Alpha Only Fund) also are subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by a Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If a Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. A Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict a Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose a Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to a Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, a Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Investment in Other GMO Funds

The section captioned “Investment in Other GMO Funds” beginning on page 221 of the Prospectus is amended to include the following information:

GMO Risk Premium Fund. GMO Risk Premium Fund (“Risk Premium Fund”), a series of the Trust, is not offered by this Prospectus. Risk Premium Fund is managed by GMO.

Risk Premium Fund pays an investment management fee to the Manager at the annual rate of 0.45% of Risk Premium Fund’s average daily net assets for each class of shares. Risk Premium Fund offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Risk Premium Fund’s investment objective is total return.

The Manager will seek to achieve Risk Premium Fund’s investment objective primarily by selling (writing) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada and Australia) stock indices.

The Manager determines which options to sell based on its assessment of the aggregate demand for put options on a given stock index. The Manager expects Risk Premium Fund to sell put options on a number of stock indices but, from time to time, Risk Premium Fund may have substantial exposures to a relatively small number of U.S. and/or international stock indices.

Risk Premium Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (“ETFs”). Risk Premium Fund may transact in exchange-traded or over-the-counter (“OTC”) options, and options utilized by Risk Premium Fund may be cash-settled or physically settled. Risk Premium Fund is also permitted to invest in other securities which the Manager believes will provide positive total return. Risk Premium Fund is permitted to purchase and sell options and other securities tied economically to any country in the world, including emerging countries.

The Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when Risk Premium Fund is selling them, which means that Risk Premium Fund plans to hold sufficient assets to cover the maximum possible loss that the Fund might sustain upon the assignment or exercise of an option sold by Risk Premium Fund.

For collateral and cash management purposes, Risk Premium Fund will invest a substantial portion of its assets in shares of U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and unaffiliated money market funds.

A GMO Fund that invests in Risk Premium Fund is subject to all of the risks to which Risk Premium Fund is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk — Equity Securities, Options Risk, Liquidity Risk, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Market Risk — Fixed Income Securities, Credit Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Risk Premium Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each GMO Fund investing in Risk Premium Fund are indirectly exposed to these risks.

GMO Benchmark-Free Allocation Fund

The sections captioned “Fees and expenses” and “Example” on page 140 of the Prospectus are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

	Class III	Class IV
Purchase premium (as a percentage of amount invested)	0.12%	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class III	Class IV
Management fee	0.65%[1]	0.65%[1]
Shareholder service fee	0.15%[1]	0.10%[1]
Other expenses	0.02%[2]	0.02%[2]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]	0.35%[3]
Total annual operating expenses	1.17%	1.12%
Expense reimbursement/waiver	(0.25%)[1]	(0.25%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.92%	0.87%

[1]

Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

[2]	“Other expenses” have been restated to reflect current fees.
[3]

The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class III	$118	$338	$575	$1,256	$106	$324	$560	$1,239
Class IV	$113	$322	$548	$1,198	$101	$309	$533	$1,180

*	After expense reimbursements/waivers noted in the expense table
**	Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

Management of the Trust

Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Thomas Hancock and David Cowan are the Senior Members and Co-Directors of the Global Equity Division of GMO (formerly, the “Quantitative Equity Division”). Previously, Mr. Cowan provided research and portfolio management services to GMO’s quantitative equity portfolios since 2006. All references to the “Senior Members” of the Asset Allocation Division and the Quantitative Equity Division in the Prospectus and the Statement of Additional Information are amended to reflect the foregoing.

The table on pages 170-171 of the Prospectus that identifies the Senior Member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds is amended and restated as follows:

Funds	Senior Member(s) (Length of Service)	Title; Business Experience During Past 5 Years

U.S. Equity Funds and International

Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small Companies Fund, Asset Allocation

International Small Companies Fund, Tax-Managed International Equities Fund, Flexible Equities Fund, and Resources Fund.

Thomas Hancock (since 1998)

Co-Director, Global Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

David Cowan (since 2012)

Co-Director, Global Equity Division, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s quantitative equity portfolios since 2006 and has been the Co-Director of the Global Equity Division since September 2012.

Developed World Stock Fund	Thomas Hancock (since 1998)	See above.
	David Cowan (since 2012)	See above.
	Anthony Hene (since 1995)	Member, Global Equity Division, GMO. Mr. Hene has provided portfolio management services to GMO’s global equity portfolios since 1995.

Foreign Fund Foreign Small Companies Fund Flexible Equities Fund	Drew Spangler (since 2011)

Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Global Focused Equity Fund	Drew Spangler (since 2011)	See above.
	Domenic Esposito (since 1999)	Portfolio Manager, International Active Division, GMO. Mr. Esposito has been a portfolio manager within the International Active Division since 1999.

Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Emerging Domestic Opportunities Fund	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO. Mr. Bhartia has been engaged in portfolio management of GMO’s emerging markets equity portfolios since 1995.

Fixed Income Funds	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993.

Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction); Resources Fund (strategic direction)	Ben Inker (since 1996)	Co-Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
	Sam Wilderman (since 2012)	Co-Director, Asset Allocation Division, GMO. Mr. Wilderman has been responsible for overseeing portfolio management of GMO’s asset allocation portfolios since September 2012. Previously, Mr. Wilderman was Co-Director of GMO’s Global Equity Division.

In addition, the individual(s) identified as “Senior Members” in the “Management of the Fund” section of each Fund’s Fund Summary and in the Statement of Additional Information are amended to reflect the foregoing.

Distributions and Taxes

Shareholders of GMO U.S. Treasury Fund (the “Fund”) will generally begin earning dividends on their shares of the Fund on the business day following the effective date of their purchase of such shares. Fund shareholders can begin earning dividends on the same business day as the effective date of their purchase if each of the following criteria are met: (i) their order is received by the Fund prior to 11:00 a.m. Boston time on the effective date, (ii) they have requested same-day settlement and (iii) the Fund receives the purchase proceeds on the effective date. Shareholders of the Fund will generally continue to earn dividends on the effective date of their redemption from the Fund, provided that they do not request to receive their redemption proceeds on the effective date.

Multiple Classes and Eligibility

The section captioned “Multiple Classes and Eligibility” beginning on page 180 of the Prospectus is amended to include the following:

The Trust may waive eligibility requirements for certain persons, accounts, or special situations. These waivers include the waiver of certain eligibility requirements for: (i) GMO Funds and other accounts over which GMO has investment discretion, (ii) GMO directors, partners, employees, agents and their family members, (iii) the Trustees of the Trust, (iv) Trustees of other mutual funds sponsored by GMO and (v) clients of an investment consultant or similar investment professional with a substantial ongoing business relationship with GMO.

GMO Emerging Domestic Opportunities Fund

The following is added as a new section beginning on page 75 of the Statement of Additional Information, immediately following the “Investment Restrictions” section:

INVESTMENT GUIDELINES

The Manager has adopted the following investment guidelines for the GMO Emerging Domestic Opportunities Fund (the “Fund”). These guidelines are subject to change at the discretion of the Manager and without notice to shareholders of the Fund. These guidelines are not Fund policies or investment restrictions and investments inconsistent with these guidelines are not violations of any Fund policy or investment restriction. The Manager seeks to observe these guidelines only during periods when the Manager determines that normal market conditions exist. The Manager tests all percentage limitations set forth in these guidelines at the time of the making of an investment and an investment is not considered by the Manager to be inconsistent with these guidelines unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

(1) The Fund will not purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(2) The Fund will not make short sales of securities or maintain a short position for the Fund’s account unless at all times when a short position is open the Fund owns an equal amount of such securities or owns securities which are convertible into or exchangeable for securities of the same issue as, and equal in amount to, the securities sold short.

This guideline does not prohibit the payment of an amount to exercise the right to acquire the identical securities, provided that the Fund maintains segregated liquid assets in an amount sufficient to exercise such right.

(3) The Fund will not purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

For purposes of this guideline, swap contracts on financial instruments or rates are not considered to be commodities or commodity contracts.

(4) The Fund will not invest more than the 30% of its net assets in securities classified as being in any one country. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors the Manager believes to be relevant.

(5) The Fund typically will not invest more than 7% of its net assets in the securities of any one company.

(6) Excluding investments made for the purpose of equitizing cash (e.g., exchange-traded funds) or serving as cash substitutes (e.g., money market funds and GMO U.S. Treasury Fund), the Fund will not invest more than 10% of its net assets in pooled investment vehicles.

(7) The Fund will not invest more than the 20% of its net assets in securities classified as being in frontier market countries. Country classification will be based on generally accepted industry standards including, but not limited to, the issuer’s country of incorporation, primary listing, domicile and/or other factors the Manager believes to be relevant.

For purposes of this guideline, frontier market countries are countries that are not included in the MSCI All Country World Index.

(8) Except for limited periods surrounding inflows and outflows, the Fund will not hold more than 10% of its net assets in cash, cash equivalents or cash substitutes (e.g., shares of money market funds or shares of GMO U.S. Treasury Fund).

(9) The Fund will not invest more than 25% of its net assets in any one industry.

(10) The Fund will typically invest in at least fifty (50) different issuers.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated January 18, 2013 to the

GMO Trust Multi-Class Prospectus and Statement of Additional Information,

each dated June 30, 2012

Management of the Trust

Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Thomas Hancock and David Cowan are the Senior Members and Co-Directors of the Global Equity Division of GMO (formerly, the “Quantitative Equity Division”). Previously, Mr. Cowan provided research and portfolio management services to GMO’s quantitative equity portfolios since 2006. All references to the “Senior Members” of the Asset Allocation Division and the Quantitative Equity Division in the Prospectus and the Statement of Additional Information are amended to reflect the foregoing.

The table on pages 170-171 of the Prospectus that identifies the Senior Member(s) of GMO’s Investment Divisions who are responsible for providing investment management services to the Funds is amended and restated as follows:

Funds	Senior Member(s) (Length of Service)	Title; Business Experience During Past 5 Years

U.S. Equity Funds and International

Core Equity Fund, International Intrinsic Value Fund, International Intrinsic Value Extended Markets Fund, International Large/Mid Cap Value Fund, International Growth Equity Fund, International Small

Companies Fund, Asset Allocation

International Small Companies Fund, Tax-Managed International Equities Fund, Flexible Equities Fund, and Resources Fund.

Thomas Hancock (since 1998)

Co-Director, Global Equity Division, GMO. Dr. Hancock has been responsible for overseeing the portfolio management of GMO’s international developed market and global quantitative equity portfolios since 1998.

David Cowan (since 2012)

Co-Director, Global Equity Division, GMO. Mr. Cowan has provided research and portfolio management services to GMO’s quantitative equity portfolios since 2006 and has been the Co-Director of the Global Equity Division since September 2012.

Developed World Stock Fund	Thomas Hancock (since 1998)	See above.
	David Cowan (since 2012)	See above.
	Anthony Hene (since 1995)	Member, Global Equity Division, GMO. Mr. Hene has provided portfolio management services to GMO’s global equity portfolios since 1995.
Foreign Fund Foreign Small Companies Fund Flexible Equities Fund	Drew Spangler (since 2011)

Director, International Active Division, GMO. Mr. Spangler has been responsible for overseeing the portfolio management of GMO’s international active equity portfolios since May 2011. Previously, Mr. Spangler provided portfolio and research services to GMO’s international active equity portfolios since 1994.

Global Focused Equity Fund	Drew Spangler (since 2011)	See above.
	Domenic Esposito (since 1999)	Portfolio Manager, International Active Division, GMO. Mr. Esposito has been a portfolio manager within the International Active Division since 1999.

Emerging Markets Fund Emerging Countries Fund Emerging Domestic Opportunities Fund Taiwan Fund	Arjun Divecha (since 1993)	Director, Emerging Markets Division, GMO. Mr. Divecha has been responsible for overseeing the portfolio management of GMO’s emerging markets equity portfolios since 1993.

Emerging Domestic Opportunities Fund	Amit Bhartia (since 1995)	Member, Emerging Markets Division, GMO. Mr. Bhartia has been engaged in portfolio management of GMO’s emerging markets equity portfolios since 1995.

Fixed Income Funds	Thomas Cooper (since 1993)	Director, Fixed Income Division, GMO. Mr. Cooper has been responsible for overseeing the portfolio management of GMO’s global fixed income portfolios since 1993.

Asset Allocation Funds and Currency Hedged International Equity Fund; Flexible Equities Fund, Strategic Fixed Income Fund, Asset Allocation Bond Fund, and Asset Allocation International Bond Fund (overall management and strategic direction); Resources Fund (strategic direction)	Ben Inker (since 1996)	Co-Director, Asset Allocation Division, GMO. Mr. Inker has been responsible for overseeing the portfolio management of GMO’s asset allocation portfolios since 1996.
Sam Wilderman (since 2012)

Co-Director, Asset Allocation Division, GMO. Mr. Wilderman has been responsible for overseeing portfolio management of GMO’s asset allocation portfolios since September 2012. Previously, Mr. Wilderman was Co-Director of GMO’s Global Equity Division.

In addition, the individual(s) identified as “Senior Members” in the “Management of the Fund” section of each Fund’s Fund Summary and in the Statement of Additional Information are amended to reflect the foregoing.

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Amended and Restated Supplement dated January 18, 2013 to the

GMO Trust Benchmark-Free Allocation Fund Class MF Shares Prospectus dated June 30, 2012

The sections captioned “Fees and expenses” and “Example” on pages 1-2 of the Prospectus are replaced with the following:

Fees and expenses

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder fees

(fees paid directly from your investment)

Class MF
Purchase premium (as a percentage of amount invested)	0.12%
Redemption fee (as a percentage of amount redeemed)	0.12%

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class MF
Management fee	0.65%[1]
Total other expenses	0.12%
Supplemental support fee	0.10%[1]
Other expenses	0.02%[1]
Acquired fund fees and expenses (underlying fund expenses)	0.35%[3]
Total annual operating expenses	1.12%
Expense reimbursement/waiver	(0.25%)[1]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	0.87%

[1]

Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees. The Manager also has agreed to waive and/or reduce the Fund’s management fees and supplemental support fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds.

[2]	“Other expenses” have been restated to reflect current fees.
[3]

The amount has been restated to reflect current fees of certain underlying funds. These indirect expenses include interest expense that may be incurred by certain underlying funds and also include, to the extent applicable, purchase premiums and redemption fees (“transaction fees”) charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of interest expense and transaction fees and as restated), indirect interest expense, and indirect transaction fees were approximately 0.27%, less than 0.01%, and 0.08%, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years**	5 Years**	10 Years**	1 Year*	3 Years**	5 Years**	10 Years**
Class MF	$113	$322	$548	$1,198	$101	$309	$533	$1,180

*	After expense reimbursements/waivers noted in the expense table.
**	Reflects fee reductions set forth in the Fund’s management contract and servicing and supplemental support agreement.

All references to the “International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Benchmark-Free Allocation Fund (the “Fund”) may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

In addition to the principal risks noted in the Prospectus, the Fund also is subject to Options Risk (as described below).

OPTIONS RISK. There are various risks associated with transactions in exchange-traded and OTC options. The market value of options written by the Fund will be affected by many factors, including changes in the value of underlying securities or indices; changes in the dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the stock market and underlying securities; and the remaining time to an option’s expiration. The market value of an option also may be adversely affected if the market for the option is reduced or becomes less liquid. In addition, since an American style option allows the holder to exercise its rights any time prior to expiration of the option, the writer of an American style option has no control over the time when it may be required to fulfill its obligations as a writer of the option. This risk is not present when writing a European style option since the holder may only exercise the option on its expiration date. If the Fund writes a call option and does not hold the underlying security or instrument, the amount of the Fund’s potential loss is theoretically unlimited.

National securities exchanges generally have established limits on the maximum number of options an investor or group of investors acting in concert may write. The Fund, the Manager, and other funds advised by the Manager may constitute such a group. These limits could restrict the Fund’s ability to purchase or sell options on a particular security. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund greater flexibility to tailor an option to its needs, participants in OTC derivatives markets typically are not subject to the same level of credit evaluation and regulatory oversight as are members of exchange-based markets. Therefore, OTC options generally expose the Fund to greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded. Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary market risks.

Special tax rules apply to the Fund’s transactions in options, which could increase the amount of taxes payable by shareholders. In particular, the Fund’s options transactions potentially could cause a substantial portion of the Fund’s income to consist of net short-term capital gains, which, when distributed, are taxable to shareholders as ordinary income.

Investment in Other GMO Funds

The section captioned “Investment in Other GMO Funds” beginning on page 38 of the Prospectus is amended to include the following information:

GMO Risk Premium Fund. GMO Risk Premium Fund (“Risk Premium Fund”), a series of the Trust, is not offered by this Prospectus. Risk Premium Fund is managed by GMO.

Risk Premium Fund pays an investment management fee to the Manager at the annual rate of 0.45% of Risk Premium Fund’s average daily net assets for each class of shares. Risk Premium Fund offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Risk Premium Fund’s investment objective is total return.

The Manager will seek to achieve Risk Premium Fund’s investment objective primarily by selling (writing) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada and Australia) stock indices.

The Manager determines which options to sell based on its assessment of the aggregate demand for put options on a given stock index. The Manager expects Risk Premium Fund to sell put options on a number of stock indices but, from time to time, Risk Premium Fund may have substantial exposures to a relatively small number of U.S. and/or international stock indices.

Risk Premium Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (“ETFs”). Risk Premium Fund may transact in exchange-traded or over-the-counter (“OTC”) options, and options utilized by Risk Premium Fund may be cash-settled or physically settled. Risk Premium Fund is also permitted to invest in other securities which the Manager believes will provide positive total return. Risk Premium Fund is permitted to purchase and sell options and other securities tied economically to any country in the world, including emerging countries.

The Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when Risk Premium Fund is selling them, which means that Risk Premium Fund plans to hold sufficient assets to cover the maximum possible loss that the Fund might sustain upon the assignment or exercise of an option sold by Risk Premium Fund.

For collateral and cash management purposes, Risk Premium Fund will invest a substantial portion of its assets in shares of U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and unaffiliated money market funds.

A GMO Fund that invests in Risk Premium Fund is subject to all of the risks to which Risk Premium Fund is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk — Equity Securities, Options Risk, Liquidity Risk, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Market Risk — Fixed Income Securities, Credit Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Risk Premium Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each GMO Fund investing in Risk Premium Fund are indirectly exposed to these risks.

The second paragraph of the section captioned “GMO U.S. Small/Mid Cap Fund (formerly known as GMO U.S. Small/Mid Cap Value Fund)” on pages 85–86 of the Prospectus is amended and restated as follows:

SMCF pays an investment management fee to the Manager at the annual rate of 0.45% of SMCF’s average daily net assets. SMCF offers Class III shares. SMCF pays shareholder service fees to the Manager at the annual rate of 0.15% of SMCF’s average daily net assets.

Management of the Trust

Ben Inker and Sam Wilderman are the Senior Members and Co-Directors of the Asset Allocation Division of Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”), and Thomas Hancock and David Cowan are the Senior Members and Co-Directors of the Global Equity Division of GMO (formerly, the “Quantitative Equity Division”). Previously, Mr. Cowan provided research and portfolio management services to GMO’s quantitative equity portfolios since 2006. All references to the “Senior Members” of the Asset Allocation Division and the Quantitative Equity Division in the Prospectus are amended to reflect the foregoing.